Summary of Significant Accounting Policies - Concentration Risk (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer Concentration Risk | Revenue | Payor A
Concentration Risk [Line Items]
Concentration risk, percentage			27.00%	36.00%	37.00%
Customer Concentration Risk | Revenue | Payor B
Concentration Risk [Line Items]
Concentration risk, percentage			14.00%
Customer Concentration Risk | Revenue | Payor D
Concentration Risk [Line Items]
Concentration risk, percentage				24.00%	27.00%
Customer Concentration Risk | Revenue | Payor E
Concentration Risk [Line Items]
Concentration risk, percentage					13.00%
Customer Concentration Risk | Accounts Receivable | Payor A
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		10.00%	33.00%
Customer Concentration Risk | Accounts Receivable | Payor C
Concentration Risk [Line Items]
Concentration risk, percentage			20.00%
Customer Concentration Risk | Accounts Receivable | Payor D
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%			12.00%
Customer Concentration Risk | Accounts Receivable | Payor E
Concentration Risk [Line Items]
Concentration risk, percentage			20.00%	21.00%
Customer Concentration Risk | Revenue | Payor A
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	43.00%
Customer Concentration Risk | Revenue | Payor B
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%
Customer Concentration Risk | Revenue | Payor C
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	13.00%
Customer Concentration Risk | Revenue | Payor D
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	11.00%
Supplier Concentration Risk | Purchases | Supplier A
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	12.00%	11.00%	15.00%	14.00%
Supplier Concentration Risk | Purchases | Supplier B
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%	12.00%	13.00%